UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04451

Name of Registrant:	Legg Mason Special Investment Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code:	Funds Investor Services 1-800-822-5544 or Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Item 1 – Schedule of Investments

Quarterly Report to Shareholders	1

Portfolio of Investments

Legg Mason Special Investment Trust, Inc.

June 30, 2009 (Unaudited)

	Shares/Par	Value
Common Stocks and Equity Interests — 98.0%
Consumer Discretionary — 11.6%
Automobiles — 1.2%
Harley-Davidson Inc.	700,000	$11,347,000

Diversified Consumer Services — 1.3%
Career Education Corp.	500,000	12,445,000	A

Hotels, Restaurants and Leisure — 2.6%
International Game Technology	1,600,000	25,440,000

Household Durables — 2.8%
Lennar Corp.	2,800,000	27,132,000

Internet and Catalog Retail — 1.9%
Expedia Inc.	1,200,000	18,132,000	A

Multiline Retail — 1.8%
J.C. Penney Co. Inc.	600,000	17,226,000

Consumer Staples — 2.0%
Food Products — 2.0%
Marine Harvest	29,000,000	19,531,849	A,B

Energy — 4.9%
Energy Equipment and Services — 2.1%
Exterran Holdings Inc.	1,300,000	20,852,000	A

Oil, Gas and Consumable Fuels — 2.8%
Cimarex Energy Co.	550,000	15,587,000
PetroHawk Energy Corp.	500,000	11,150,000	A

		26,737,000

Financials — 25.5%
Capital Markets — 3.4%
Fortress Investment Group LLC	4,100,000	14,022,000	A
Penson Worldwide Inc.	700,000	6,265,000	A
SEI Investments Co.	700,000	12,628,000

		32,915,000

Commercial Banks — 2.3%
SunTrust Banks Inc.	900,000	14,805,000
Western Alliance Bancorp	1,000,000	6,840,000	A

		21,645,000

Consumer Finance — 1.1%
Capital One Financial Corp.	500,000	10,940,000

Diversified Financial Services — 0.2%
KKR Financial Holdings LLC	2,500,000	2,325,000	A

Insurance — 12.6%
Assured Guaranty Ltd.	3,100,000	38,378,000
Genworth Financial Inc.	2,000,000	13,980,000	A
Max Capital Group Ltd.	750,000	13,845,000
Prudential Financial Inc.	600,000	22,332,000

	Shares/Par	Value
Financials — Continued
Insurance — Continued
Syncora Holdings Ltd.	4,202,041	$1,134,551	A,C
XL Capital Ltd.	2,800,000	32,088,000

		121,757,551

Real Estate Investment Trusts (REITs) — 5.4%
Chimera Investment Corp.	3,600,000	12,564,000
Hatteras Financial Corp.	1,375,000	39,311,250

		51,875,250

Thrifts and Mortgage Finance — 0.5%
Radian Group Inc.	1,601,100	4,354,992

Health Care — 11.5%
Biotechnology — 4.5%
Alkermes Inc.	2,100,000	22,722,000	A
United Therapeutics Corp.	250,000	20,832,500	A

		43,554,500

Health Care Equipment and Supplies — 3.9%
Mindray Medical International Ltd. — ADR	725,000	20,242,000
Zimmer Holdings Inc.	400,000	17,040,000	A

		37,282,000

Health Care Providers and Services — 2.6%
WellPoint Inc.	500,000	25,445,000	A

Life Sciences Tools and Services — 0.5%
Affymetrix Inc.	750,000	4,447,500	A

Industrials — 8.4%
Airlines — 2.9%
Continental Airlines Inc., Class B Shares	2,000,000	17,720,000	A
Delta Air Lines Inc.	1,800,000	10,422,000	A

		28,142,000

Commercial Services and Supplies — 1.1%
Copart Inc.	300,000	10,401,000	A

Construction and Engineering — 2.1%
Quanta Services Inc.	900,000	20,817,000	A

Machinery — 2.3%
Kennametal Inc.	1,150,000	22,057,000

Information Technology — 24.5%
Internet Software and Services — 8.9%
DealerTrack Holdings Inc.	1,200,000	20,400,000	A
eBay Inc.	1,600,000	27,408,000	A
Mercadolibre Inc.	800,000	21,504,000	A
OpenTable Inc.	39,656	1,196,421	A
Rackspace Hosting Inc.	1,150,000	15,939,000	A

		86,447,421

			Shares/Par	Value
Information Technology — Continued
IT Services — 4.0%
Euronet Worldwide Inc.			800,000	$15,512,000	A
Paychex Inc.			900,000	22,680,000

				38,192,000

Semiconductors and Semiconductor Equipment — 6.2%
Marvell Technology Group Ltd.			1,600,000	18,624,000	A
Micron Technology Inc.			3,700,000	18,722,000	A
National Semiconductor Corp.			1,800,000	22,590,000

				59,936,000

Software — 5.4%
Red Hat Inc.			1,400,000	28,182,000	A
Take-Two Interactive Software Inc.			2,500,000	23,675,000	A

				51,857,000

Materials — 4.3%
Chemicals — 2.8%
Nalco Holding Co.			1,600,000	26,944,000

Metals and Mining — 1.5%
United States Steel Corp.			400,000	14,296,000

Telecommunication Services — 3.5%
Wireless Telecommunication Services — 3.5%
NII Holdings Inc.			900,000	17,163,000	A
Sprint Nextel Corp.			3,500,000	16,835,000	A

				33,998,000

Utilities — 1.8%
Independent Power Producers and Energy Traders — 1.8%
Calpine Corp.			1,600,000	17,840,000	A

Total Common Stocks and Equity Interests (Cost — $920,852,500)				946,312,063
	Rate	Maturity Date	Shares/Par	Value
Corporate Bonds and Notes — N.M.
Financials — N.M.
Thrifts and Mortgage Finance — N.M.
Downey Financial Corp.	6.500%	7/1/14	$44,100,000	4,410	D

Total Corporate Bonds and Notes (Cost — $32,524,290)				4,410

	Shares/Par	Value
Preferred Stocks — 2.1%
Health Care — 2.1%
Biotechnology — 1.0%
BG Medicine Inc.	1,538,462	10,000,003	B,C,E

Health Care Equipment and Supplies — 1.1%
Super Dimension Ltd., Series D-1	256,650	5,500,010	B,C,E

	Shares/Par	Value
Health Care — Continued
Health Care Equipment and Supplies — Continued
Super Dimension Ltd., Series D-2	209,986	$4,500,000	B,C,E

		10,000,010

Total Preferred Stocks (Cost — $20,000,013)		20,000,013

Total Investments — 100.1% (Cost — $973,376,803)F		966,316,486
Other Assets Less Liabilities — (0.1)%		(1,020,791)

Net Assets — 100.0%		$965,295,695

N.M.	Not Meaningful.
A	Non-income producing.
B	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
C	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At June 30, 2009, the total market value of Affiliated Companies was 21,134,564, and the cost was 30,386,161.
D	Bond is currently in default.
E	Illiquid security. At June 30, 2009, the value of these securities amounted to 20,000,013 or 2.1% of net assets.
F	Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$170,202,703
Gross unrealized depreciation	(177,263,020)

Net unrealized depreciation	$(7,060,317)

Net Asset Value Per Share:

Class A	$19.36

Class C	$19.32

Class R	$24.44

Financial Intermediary Class	$24.61

Institutional Class	$25.13

Investment Valuation

  Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

   The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

  The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	ASSETS VALUATION INPUT

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks and Equity Interests:
Consumer Discretionary	$111,722,000	—	—	$111,722,000
Consumer Staples	—	$19,531,849	—	19,531,849
Energy	47,589,000	—	—	47,589,000
Financials	245,812,793	—	—	245,812,793
Health Care	110,729,000	—	—	110,729,000
Industrials	81,417,000	—	—	81,417,000
Information Technology	236,432,421	—	—	236,432,421
Materials	41,240,000	—	—	41,240,000
Telecommunication Services	33,998,000	—	—	33,998,000
Utilities	17,840,000	—	—	17,840,000
Corporate Bonds and Notes	—	4,410	—	4,410
Preferred Stocks:
Health Care	—	—	$20,000,013	$20,000,013
Total Investments	$926,780,214	$19,536,259	$20,000,013	$966,316,486
Total	$926,780,214	$19,536,259	$20,000,013	$966,316,486

   Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

PREFERRED STOCKS
HEALTH CARE
Balance as of March 31, 2009	$20,000,013
Accrued premiums/discounts	$—
Realized gain(loss)	$—
Change in unrealized appreciation (depreciation)	$—
Net purchases (sales)	$—
Transfers in and/or out of Level 3	$—
Balance as of June 30, 2009	$20,000,013

Transactions With Affiliated Companies:

   An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended June 30, 2009:

	Affiliate Value at 3/31/09	Purchased		Sold		Dividend Income	Affiliate Value at 6/30/09	Realized Gain/ (Loss)
		Cost	Shares	Cost	Shares

BG Medicine Inc	$10,000,003	—	—	—	—	—	$10,000,003	—

Super Dimension - Ltd., Series D-1	5,500,010	—	—	—	—	—	5,500,010	—

Super Dimension Ltd., Series D-2	4,500,000	—	—	—	—	—	4,500,000	—

Syncora Holdings LTD	1,050,510	—	—	—	—	—	1,134,551	—

	$21,050,523	—		—		—	$21,134,564	—

Derivative Instruments and Hedging Activities

   Financial Accounting Standards Board of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At June 30, 2009, the Fund did not hold any derivative instruments.

   Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Special Investment Trust, Inc.

By:	/s/ David R. Odenath
David R. Odenath

President, Legg Mason Special Investment Trust, Inc.

Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Odenath
David R. Odenath

President, Legg Mason Special Investment Trust, Inc.

Date: August 27, 2009

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak

Chief Financial Officer and Treasurer, Legg Mason Special Investment Trust, Inc.

Date: August 27, 2009